Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Fair Value Measurements Tables
Fair value heirarchy for liabilities measured at fair value on a recurring basis

The fair value hierarchy for the warrant liability which had been measured at fair value on a recurring basis is as follows:

Fair Value Measurements at Reporting Date Using
	Total Carrying	Quoted Prices inActive Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2015:
Warrant liability	$-	$-	$-	$-
March 31, 2015:
Warrant liability	$3,008,500	$-	$-	$3,008,500

The fair value hierarchy for liabilities measured at fair value on a recurring basis is as follows:

		Fair Value Measurements at Reporting Date Using
	Total Carrying	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
March 31, 2015:
Warrant liability	$3,008,500	$-	$-	$3,008,500
March 31, 2014:
Warrant liability	$2,973,900	$-	$-	$2,973,900

Changes in Level 3 liabilities

The changes in Level 3 liabilities measured at fair value on a recurring basis are as follows:

Fair Value Measurements
Using Significant
Unobservable Inputs
(Level 3)

Warrant Liability

Balance at March 31, 2015	$3,008,500
Mark to market loss included in net loss	1,894,700
Elimination of liability upon modification of warrants	(4,903,200)

Balance at December 31, 2015	$-

The changes in Level 3 liabilities measured at fair value on a recurring basis are as follows:

Fair Value Measurements Using Significant Unobservable Inputs
(Level 3)
Warrant Liability

Balance at March 31, 2013	$6,394,000

Recognition of warrant liability upon issuance of Senior Secured Convertible
Promissory Note and warrant to Platinum on July 26, 2013	146,800
Mark to market gain included in net loss	(3,566,900)

Balance at March 31, 2014	2,973,900
Mark to market loss included in net loss	34,600

Balance at March 31, 2015	$3,008,500